ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY [Abstract]
Condensed Balance Sheets

Condensed balance sheets:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	USD
			(Note 2 (aj))
ASSETS
Current assets:
Cash and cash equivalents	17,279,974	2,260,713	362,869
Due from subsidiaries	583,271,399	545,695,322	87,590,139
Other current assets	33,681,614	27,551,909	4,422,386
Total current assets	634,232,987	575,507,944	92,375,394
Investments in subsidiaries	2,703,338,634	1,325,667,558	212,784,315
Capped call option	16,408,445	16,131,208	2,589,237
Total assets	3,353,980,066	1,917,306,710	307,748,946

LIABILITIES
Current liabilities:
Due to subsidiaries	65,331,777	61,197,969	9,822,952
Other current liabilities	5,680,539	7,404,779	1,188,549
Total current liabilities	71,012,316	68,602,748	11,011,501
Convertible senior notes	387,777,235	483,581,668	77,620,210
Total liabilities	458,789,551	552,184,416	88,631,711
Shareholders' Equity
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 89,435,058 and 88,758,778 shares issued and outstanding as of December 31, 2011and 2012, respectively)	13,200	13,202	2,119
Additional paid-in capital	1,507,224,827	1,524,728,796	244,735,846
Treasury stock, at cost; 1,028,920 and 1,723,200 shares of ordinary shares as of December 31, 2011 and 2012, respectively	(8,354,423)	(13,875,553)	(2,227,180)
Retained earnings/(accumulated losses)	1,396,441,522	145,980,546	23,431,494
Accumulated other comprehensive loss	(134,611)	236,395	37,944
Total Shareholders' Equity	2,895,190,515	1,365,122,294	219,117,235

Total liabilities and shareholders' equity	3,353,980,066	1,917,306,710	307,748,946

Condensed Statements of Operations

Condensed statements of operations:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	USD
				(Note 2 (aj))
Net revenues	-	-	-	-
Cost of revenues	-	-	-	-

Gross profit	-	-	-	-

Total operating expenses	(5,867,589)	(7,319,613)	(8,459,461)	(1,357,838)

Loss from operations	(5,867,589)	(7,319,613)	(8,459,461)	(1, 357,838)
Convertible senior notes issuance costs	-	(24,463,052)	-	-
Share of income /(loss) from subsidiaries and affiliates	884,060,266	26,457,224	(1,405,807,872)	(225,647,722)
Interest income/(expense), net	1,342	(19,844,874)	(31,043,624)	(4,982,847)
Exchange gain/(loss)	291,950	(1,204,936)	49,615	7,964
Other expense	3,332,320	(29,637)	-	-
Change in fair value of embedded derivative	54,938	-	-	-
Change in fair value of convertible senior notes and capped call option	-	299,747,707	(97,160,726)	(15,595,372)
Income before income tax expenses	881,873,227	273,342,819	(1,542,422,068)	(247,575,815)
Income tax expenses	-	-	-	-
Net income for the year	881,873,227	273,342,819	(1,542,422,068)	(247,575,815)
Series A Redeemable Convertible Preferred Shares accretion	(13,433,242)	-	-	-
Series B Redeemable Convertible Preferred Shares accretion	(17,479,734)	-	-	-
Allocation to preferred shareholders	(15,156,606)	-	-	-

Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	835,803,645	273,342,819	(1,542,422,068)	(247,575,815)

Condensed Statements of Cash Flows

Condensed statements of cash flows:

	For the years ended
	2010	2011	2012	2012
	RMB	RMB	RMB	USD
				(Note 2 (al))
Cash flows from operating activities:
Net income	881,873,227	273,342,819	(1,542,422,068)	(247,575,815)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value of embedded derivatives	(54,938)	-	-	-
Change in fair value of convertible senior notes	-	(398,030,217)	96,851,674	15,545,766
Change in fair value of capped call option	-	98,282,510	309,052	49,606
Share of (income)/loss from subsidiaries	(884,060,266)	(26,457,224)	1,405,807,872	225,647,722
Exchange (gain)/loss	(291,950)	1,204,936	(49,615)	(7,964)
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	(1,662,280)	(571,729,995)	27,696,952	4,445,668
Decrease/(increase) in other current assets	2,795,634	2,567,600	769,436	123,503
Increase in due to a subsidiary	16,417,507	44,435,210	(4,133,808)	(663,522)
(Decrease)/increase in other current liabilities	(886,756)	(19,959,953)	647,916	104,000
Net cash from/(used in) operating activities	14,130,178	(596,344,314)	(14,522,589)	(2,331,036)

Cash flows from investing activities:
Investments in subsidiaries	(821,266,865)	-	(543,555)	(87,247)
Net cash used in investing activities	(821,266,865)	-	(543,555)	(87,247)

Cash flows from financing activities:
Proceeds from issuance of ordinary shares	814,286,284	-	-	-
Proceeds from exercise of share options	2,076,090	3,759,081	-	-
Proceeds from issuance of convertible senior notes	-	812,525,000	-	-
Repurchase of convertible senior notes	-	(5,222,773)	-	-
Cash paid for capped call option	-	(117,003,600)	-	-
Prepayment for share repurchase	-	(31,924,842)	-	-
Repurchase of common stock	-	(56,857,774)	-	-
Net cash provided by financing activities	816,362,374	605,275,092	-	-
Effect of foreign exchange rate changes on cash	(141,556)	(734,935)	46,883	7,525
Net increase in cash	9,084,131	8,195,843	(15,019,261)	(2,410,758)
Cash and cash equivalents, beginning of year	-	9,084,131	17,279,974	2,773,627
Cash and cash equivalents, end of year	9,084,131	17,279,974	2,260,713	362,869

Supplemental disclosure of non-cash investing and financing cash flow information
Shares repurchase utilized prepayment made in prior year	-	-	5,521,130	886,202
Proceeds from exercise of share options received in subsequent year	-	-	160,861	25,820